Whistle-blower Allegations and Special Committee Investigation (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Whistle-blower Allegations and Special Committee Investigation [Abstract]
Aggregate in book of accounts	₨ 138	$ 1.8	₨ 118	$ 1.6
Adjustment of land aggregator amount paid	₨ 28	$ 0.4